General and Administrative Expenses	12 Months Ended
Dec. 31, 2012
General and Administrative Expenses [Abstract]
General and Administrative Expenses

13.General and Administrative Expenses

General and administrative expenses, including related party amounts, are comprised as follows:

	May 19, 2010 to December 31, 2010	2011	2012
Share based compensation	$-	$322,103	$1,225,276
Executive services	-	1,415,430	2,592,660
Non-executive directors’ remuneration	-	85,714	154,836
Office rent	-	5,114	12,577
Fares and traveling expenses	-	48,170	119,113
Personnel and other expenses	-	24,547	64,277
Professional services	-	357,202	1,066,699
Directors and officers insurance	-	64,099	104,241
Stock market annual fees	-	102,392	176,363
Other expenses	2,051	75,698	404,794
Total general and administrative expenses	$2,051	$2,500,469	$5,920,836